Operating profit/(loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Staff costs	€ 340.6	€ 340.2	€ 308.6
Depreciation of property, plant and equipment	63.4	59.8	59.7
Impairment of property, plant and equipment	0.0	0.0	0.1
Impairment loss recognised in profit or loss, intangible assets and goodwill	1.7	0.0	0.0
Amortization of software and brands	8.2	7.8	8.6
Operating lease charges	6.1	3.0	4.5
Exchange losses/(gains)	27.0	(2.8)	(14.6)
Research & development expenditure	19.2	17.6	18.9
Inventories recognized as an expense within cost of goods sold	€ 1,694.3	€ 1,627.9	€ 1,536.0